Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Account Balances with Related Parties
Balances of receivables and payables to related parties as of December 31, 2025 and 2024 are as follows:

		December 31, 2025				December 31, 2024
Related party	Name of entity	Receivables		Payables		Receivables		Payables
		(In millions of Korean won)
Parent company	GungHo Online Entertainment, Inc.	₩	1,536	₩	3	₩	3,333	₩	3
Other company	GungHo Online Entertainment America	1		1		1		97
	Total	₩	1,537	₩	4	₩	3,334	₩	100
The details of transaction with related parties for the years ended December 31, 2025, 2024 and 2023 are as follows:

		2025				2024				2023
Related party	Name of entity	Revenue		Purchases		Revenue		Purchases		Revenue		Purchases
		(In millions of Korean won)
Parent company	GungHo Online Entertainment, Inc.	₩	21,981	₩	17	₩	17,233	₩	16	₩	18,417	₩	15
Other company	GungHo Online Entertainment America	7		10		1		185		—		55
	Total	₩	21,988	₩	27	₩	17,234	₩	201	₩	18,417	₩	70

Schedule of Key Management Personnel Compensation
The compensation for the key management personnel (registered directors), for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025		2024		2023
	(In millions of Korean won)
Salaries	₩	2,659	₩	2,264	₩	1,734